Interest expense (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Interest Expense

	2022	2021	2020
	RMB million	RMB million	RMB million
Interest on borrowings	2,797	2,448	1,914
Interest relating to lease liabilities (Note 21)	3,899	4,434	5,180

Total interest expense on financial liabilities not at fair value through profit or loss	6,696	6,882	7,094
Less: interest expense capitalized (Note)	(690)	(701)	(363)

	6,006	6,181	6,731
Interest rate swaps: cash flow hedge, reclassified from equity (Note 17)	—	21	(15)

	6,006	6,202	6,716

Note:	The weighted average interest rate used for interest capitalization was 2.54% per annum in 2022 (2021: 2.61%; 2020: 2.51%).